Note 5 - Lease Intangibles - Net Value of Other Intangibles (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease intangibles, gross	$ 5,321,296	$ 7,631,488	$ 9,026,435
Accumulated Amortization	(4,434,064)	(5,526,477)	(6,164,961)
Lease Intangibles, net	887,232	2,105,011	2,861,474
Leases, Acquired-in-Place [Member]
Lease intangibles, gross	3,186,889	4,360,027
Accumulated Amortization	(2,667,835)	(3,283,027)
Lease Intangibles, net	519,054	1,077,000
Leasing Costs [Member]
Lease intangibles, gross	1,800,922	2,937,976	3,628,080
Accumulated Amortization	(1,500,149)	(2,002,711)	(2,405,514)
Lease Intangibles, net	300,773	935,265	1,222,566
Above Market Leases [Member]
Lease intangibles, gross	333,485	333,485	439,878
Accumulated Amortization	(266,080)	(240,739)	(291,666)
Lease Intangibles, net	$ 67,405	$ 92,746	$ 148,212